Related Party Transactions - Summary of Activity for Related Party Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Beginning balance	$ 518
New loans	268
Repayments	(210)
Changes in related parties	2,261
Ending balance	$ 2,837